Organization and principal activities - Baozun Inc (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Initial Public Offering
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.			$ 17,010
Ordinary shares
Initial Public Offering
Issuance of ordinary shares upon share offerings (in shares)				5,546,007
Class B ordinary shares | Ordinary shares | Share subscription agreement
Initial Public Offering
Issuance of ordinary shares upon share offerings (in shares)		649,349
Offering price per share		$ 26.52
Fair value, per share		$ 28.88
Discount on shares		$ 1,530
Baozun Inc | Class B ordinary shares | Ordinary shares | Share subscription agreement
Initial Public Offering
Issuance of ordinary shares upon share offerings (in shares)	649,349
Incremental cost on share offering	$ 213
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.	$ 17,010
Offering price per share			$ 26.52
Fair value, per share			$ 28.88
Discount on shares			$ 1,530